LIQUIDITY AND CAPITAL RESOURCES	6 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY AND CAPITAL RESOURCES

NOTE – 3 LIQUIDITY AND CAPITAL RESOURCES

During the six months ended September 30, 2024, the Company incurred the operating loss of HKD17,272,279. As of September 30, 2024, the Company maintained the cash balance of HKD28,416,258 (USD3,643,110) and used HKD6,925,956 (USD887,942) of net cash outflows from operating activities for the six months ended September 30, 2024.

The Company believes that it will be able to continue to grow the Company’s revenue base and control expenditures. In parallel, the Company continually monitors its capital structure and operating plans and evaluates various potential funding alternatives that may be needed in order to finance the Company’s business development activities, general and administrative expenses and growth strategy. These alternatives include external borrowings, raising funds through public equity or debt markets. However, there is no assurance that the Company will be able to obtain additional funding through the listing of additional equity securities or, that such funding, if available, will be obtained on terms favorable to or affordable by the Company.

The Company obtained the IPO proceeds as well as the follow-on proceeds from offerings of the Company’s equity securities over the period from September 23, 2024 to September 25, 2024. The Company believes that our existing cash and cash equivalents will be sufficient to support our planned operations for the next 12 months, and that our existing cash and cash equivalents, together with anticipated cash flow from our sales projects, will be sufficient to meet our operating needs for the next 24 months. However, the exact amount of proceeds we use for our operations and expansion plans will depend on the amount of cash generated from our operations and any strategic decisions we may make that could alter our expansion plans and the amount of cash necessary to fund these plans.

If necessary, the Company can reduce spending to a sustainable level, which may include delaying, scaling back or eliminating some or all of our ongoing and planned investments in corporate infrastructure, business development initiatives, and sales and marketing activities, among other investments.